Business - Additional Information (Detail) $ in Thousands			3 Months Ended								12 Months Ended
	Jul. 21, 2020 Segment	Jul. 20, 2020 USD ($) Segment	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) Country	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 13, 2020 USD ($)
Business [Line Items]
Number of countries that receive distribution | Country											50
Number of reportable segments | Segment	1	2
Cash			$ 5,608				$ 10,949				$ 5,608	$ 10,949
Working Capital Deficiency			31,673								31,673
Accumulated deficit			451,179				239,537				451,179	239,537
Loss from operations											242,896	64,814	$ 62,677
Net loss from continuing operations			$ 199,591	$ 16,972	$ 14,003	$ 18,212	$ 8,610	$ 13,743	$ 17,124	$ 10,172	$ 248,778	$ 49,649	$ 44,404
Ardi Bidco Ltd. [Member] | Discontinued Operations, Held-for-sale [Member]
Business [Line Items]
Consideration received or receivable for disposal of assets		$ 440,000												$ 440,000